Quarterly Report
October 31, 2022
MFS®  Emerging Markets
Debt Fund
EMD-Q1

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 91.0%
Angola – 1.8%
Republic of Angola, 8%, 11/26/2029 (n)		$688,000	$558,450
Republic of Angola, 8%, 11/26/2029		17,771,000	14,424,721
Republic of Angola, 8.75%, 4/14/2032 (n)		28,459,000	22,923,724
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	379,400
Republic of Angola, 9.375%, 5/08/2048		22,516,000	17,085,141
Republic of Angola, 9.125%, 11/26/2049 (n)		391,000	294,032
Republic of Angola, 9.125%, 11/26/2049		80,715,000	60,697,680
			$116,363,148
Argentina – 1.3%
Province of Santa Fe, 7%, 3/23/2023 (n)		$2,046,000	$1,890,470
Province of Santa Fe, 7%, 3/23/2023		75,000	69,299
Republic of Argentina, 0.5%, 7/09/2030		12,521,548	2,639,246
Republic of Argentina, 3.875%, 1/09/2038		161,573,000	41,805,005
Republic of Argentina, 3.5%, 7/09/2041		159,449,000	37,981,627
			$84,385,647
Azerbaijan – 1.3%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		$3,182,000	$3,126,379
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		46,674,000	45,858,138
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		35,639,000	34,608,320
			$83,592,837
Benin – 0.3%
Republic of Benin, 4.875%, 1/19/2032	EUR	9,102,000	$6,144,788
Republic of Benin, 4.875%, 1/19/2032 (n)		7,911,000	5,340,740
Republic of Benin, 6.875%, 1/19/2052 (n)		4,952,000	3,054,815
Republic of Benin, 6.875%, 1/19/2052		3,200,000	1,974,033
			$16,514,376
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$13,272,356
Government of Bermuda, 2.375%, 8/20/2030		8,133,000	6,415,314
Government of Bermuda, 5%, 7/15/2032 (n)		14,992,000	13,890,621
Government of Bermuda, 3.375%, 8/20/2050 (n)		16,084,000	10,212,594
Government of Bermuda, 3.375%, 8/20/2050		2,300,000	1,460,393
			$45,251,278
Brazil – 2.2%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$21,738,000	$17,106,719
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)		8,269,000	6,507,290
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		18,918,000	17,414,019
CSN Inova Ventures, 6.75%, 1/28/2028		5,595,000	4,792,531
Ero Copper Corp., 6.5%, 2/15/2030 (n)		14,609,000	10,993,272
Federative Republic of Brazil, 10%, 1/01/2025	BRL	75,173,000	14,072,362
Federative Republic of Brazil, 10%, 1/01/2027		86,867,000	15,918,629
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$13,300,000	10,147,599
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		11,899,000	9,092,026
MV24 Capital B.V., 6.748%, 6/01/2034		18,331,785	15,145,256
Natura & Co. Luxembourg Holdings S.à r.l., 6%, 4/19/2029 (n)		6,043,000	5,035,541
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		16,231,000	14,939,175
TerraForm Global Operating LLC, 6.125%, 3/01/2026		1,392,000	1,281,211
			$142,445,630

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Bulgaria – 0.4%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	25,017,000	$17,828,281
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028 (n)		6,782,000	4,932,216
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		2,300,000	1,672,677
			$24,433,174
Cameroon – 0.2%
Republic of Cameroon, 5.95%, 7/07/2032	EUR	16,031,000	$10,414,312
Chile – 4.0%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$4,109,000	$3,338,370
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		15,419,000	12,527,213
Agrosuper S.A., 4.6%, 1/20/2032		4,865,000	3,954,746
Agrosuper S.A., 4.6%, 1/20/2032 (n)		9,107,000	7,403,057
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		13,782,574	8,817,959
Antofagasta PLC, 5.625%, 5/13/2032 (z)		14,644,000	13,468,006
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		12,534,000	11,672,288
Banco del Estado de Chile, 2.704%, 1/09/2025		12,198,000	11,359,388
Chile Electricity PEC S.p.A., 0%, 1/25/2028		9,915,000	6,861,155
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		18,617,000	14,940,142
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		6,296,000	5,052,540
E.CL S.A., 4.5%, 1/29/2025		12,732,000	11,929,884
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		8,360,000	7,419,759
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		4,892,000	4,470,698
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		1,300,000	1,188,043
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		17,539,000	13,632,364
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		14,736,000	9,394,200
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		2,831,000	2,652,647
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		13,782,000	10,068,328
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		9,400,000	6,867,093
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		16,453,000	13,573,725
Republic of Chile, 3.5%, 1/31/2034		15,884,000	12,811,336
Republic of Chile, 4%, 1/31/2052		22,220,000	15,656,298
Republic of Chile, 3.25%, 9/21/2071		23,828,000	13,124,261
Transelec S.A., 4.625%, 7/26/2023 (n)		11,157,000	11,006,492
Transelec S.A., 3.875%, 1/12/2029		5,077,000	4,461,414
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		6,307,000	4,010,780
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		10,286,000	6,541,126
VTR Finance N.V., 6.375%, 7/15/2028 (n)		7,102,000	3,724,055
VTR Finance N.V., 6.375%, 7/15/2028		5,600,000	2,936,455
			$254,863,822
China – 3.3%
AIA Group Ltd., 5.625%, 10/25/2027 (n)		$14,862,000	$14,642,356
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024		16,894,000	16,391,066
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT - 1yr. + 2.75%) to 9/28/2030		17,078,000	15,472,156
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027		14,625,000	13,782,364
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028		6,751,000	6,427,290
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)		12,535,000	10,200,413
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.75%, 4/27/2027		12,302,000	8,826,685
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.75%, 5/29/2024		12,550,000	10,994,918
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024		12,554,000	10,511,129
Meituan, 2.125%, 10/28/2025 (n)		8,941,000	7,417,436
Meituan, 2.125%, 10/28/2025		2,700,000	2,239,915
Meituan, 3.05%, 10/28/2030 (n)		17,044,000	9,956,034

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
Meituan, 3.05%, 10/28/2030		$3,000,000	$1,752,411
Prosus N.V., 3.061%, 7/13/2031 (n)		16,737,000	11,241,331
Prosus N.V., 4.193%, 1/19/2032 (n)		12,110,000	8,614,206
Prosus N.V., 4.027%, 8/03/2050 (n)		13,132,000	7,037,066
Prosus N.V., 4.027%, 8/03/2050		3,500,000	1,875,551
Shimao Group Holdings Ltd., 5.6%, 7/15/2026 (a)		10,325,000	467,267
Shimao Group Holdings Ltd., 5.2%, 1/16/2027 (a)		10,243,000	563,365
Shimao Group Holdings Ltd., 3.45%, 1/11/2031 (a)		9,838,000	310,044
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)		212,000	199,418
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		47,342,000	44,532,392
Sunac China Holdings Ltd., 7.95%, 10/11/2023 (a)(d)		2,854,000	162,049
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)		15,115,000	870,306
Sunac China Holdings Ltd., 6.5%, 1/10/2025 (a)		7,626,000	420,013
Times China Holdings Ltd., 6.75%, 7/08/2025		9,100,000	609,589
Times China Holdings Ltd., 6.2%, 3/22/2026		9,800,000	549,805
Weibo Corp., 3.375%, 7/08/2030		10,420,000	7,122,200
			$213,188,775
Colombia – 1.3%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$9,110,000	$6,172,025
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		1,917,000	1,299,227
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031		2,700,000	1,829,898
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		19,091,000	9,736,410
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		1,000,000	510,000
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		9,384,000	7,034,894
Millicom International Cellular S.A., 4.5%, 4/27/2031		3,149,000	2,360,708
Republic of Colombia, 3.125%, 4/15/2031		13,000,000	8,877,438
Republic of Colombia, 5.2%, 5/15/2049		32,717,000	19,836,105
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		14,693,000	9,836,964
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		17,457,300	14,834,709
TermoCandelaria Power Ltd., 7.875%, 1/30/2029		4,420,000	3,755,988
			$86,084,366
Costa Rica – 0.5%
Republic of Costa Rica, 7%, 4/04/2044		$17,693,000	$15,022,748
Republic of Costa Rica, 7.158%, 3/12/2045		20,813,000	17,941,074
			$32,963,822
Cote d'Ivoire – 1.0%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	15,982,000	$12,049,716
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		25,563,000	17,694,450
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		6,400,000	4,430,015
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		16,457,000	10,855,970
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		17,654,000	11,645,579
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		7,040,000	4,383,085
Republic of Cote d'Ivoire, 6.625%, 3/22/2048		2,200,000	1,369,714
			$62,428,529
Czech Republic – 0.2%
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	16,715,000	$14,197,731
Dominican Republic – 3.7%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$20,083,000	$20,042,834
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		6,099,000	6,086,802
Dominican Republic, 5.5%, 2/22/2029 (n)		22,127,000	19,319,846
Dominican Republic, 4.5%, 1/30/2030 (n)		8,378,000	6,704,124

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – continued
Dominican Republic, 4.5%, 1/30/2030		$600,000	$480,124
Dominican Republic, 4.875%, 9/23/2032 (n)		29,109,000	22,428,641
Dominican Republic, 4.875%, 9/23/2032		19,214,000	14,804,490
Dominican Republic, 6%, 2/22/2033 (n)		27,133,000	22,718,311
Dominican Republic, 5.3%, 1/21/2041 (n)		16,740,000	11,530,115
Dominican Republic, 5.3%, 1/21/2041		12,400,000	8,540,826
Dominican Republic, 6.5%, 2/15/2048 (n)		1,821,000	1,328,863
Dominican Republic, 6.5%, 2/15/2048		18,962,000	13,837,393
Dominican Republic, 6.4%, 6/05/2049		20,702,000	14,885,865
Dominican Republic, 5.875%, 1/30/2060 (n)		17,332,000	11,382,932
Dominican Republic, 5.875%, 1/30/2060		74,103,000	48,667,748
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		9,163,000	7,192,955
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028		11,200,000	8,792,000
			$238,743,869
Ecuador – 1.2%
Republic of Ecuador, 5.5%, 7/31/2030		$4,079,000	$2,163,667
Republic of Ecuador, 2.5%, 7/31/2035		105,601,000	38,578,700
Republic of Ecuador, 1.5%, 7/31/2040 (n)		6,286,161	2,075,517
Republic of Ecuador, 1.5%, 7/31/2040		102,322,000	33,783,911
			$76,601,795
Egypt – 2.2%
Arab Republic of Egypt, 5.8%, 9/30/2027 (n)		$3,000,000	$2,181,900
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		12,093,000	8,669,375
Arab Republic of Egypt, 7.6%, 3/01/2029		9,682,000	6,934,055
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	11,282,000	6,712,026
Arab Republic of Egypt, 6.375%, 4/11/2031		5,700,000	3,391,114
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$6,916,000	4,382,282
Arab Republic of Egypt, 7.052%, 1/15/2032		5,996,000	3,799,329
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		1,286,000	823,716
Arab Republic of Egypt, 7.625%, 5/29/2032		4,200,000	2,690,209
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		4,518,000	2,663,451
Arab Republic of Egypt, 8.5%, 1/31/2047		47,330,000	27,901,982
Arab Republic of Egypt, 7.903%, 2/21/2048		17,023,000	9,605,875
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		10,228,000	6,085,660
Arab Republic of Egypt, 8.7%, 3/01/2049		14,086,000	8,381,170
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		10,662,000	6,318,045
Arab Republic of Egypt, 8.875%, 5/29/2050		12,448,000	7,376,386
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		25,342,000	14,102,823
Energean PLC, 6.5%, 4/30/2027 (n)		21,235,000	18,760,698
			$140,780,096
El Salvador – 0.1%
Republic of El Salvador, 7.65%, 6/15/2035		$5,693,000	$2,021,374
Republic of El Salvador, 7.124%, 1/20/2050		5,984,000	2,040,251
			$4,061,625
Gabon – 0.5%
Republic of Gabon, 6.625%, 2/06/2031		$4,910,000	$3,435,134
Republic of Gabon, 7%, 11/24/2031 (n)		11,900,000	8,277,045
Republic of Gabon, 7%, 11/24/2031		28,898,000	20,100,004
			$31,812,183

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ghana – 0.3%
Republic of Ghana, 7.75%, 4/07/2029		$3,909,000	$1,125,597
Republic of Ghana, 10.75%, 10/14/2030		5,864,000	3,819,399
Republic of Ghana, 8.625%, 4/07/2034		16,711,000	4,804,412
Republic of Ghana, 7.875%, 2/11/2035		39,192,000	10,976,895
Republic of Ghana, 8.75%, 3/11/2061		4,612,000	1,302,429
			$22,028,732
Guatemala – 3.0%
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$16,931,000	$15,069,291
Central America Bottling Co., 5.25%, 4/27/2029 (n)		28,802,000	25,335,164
CT Trust, 5.125%, 2/03/2032 (n)		17,701,000	14,140,057
Energuate Trust, 5.875%, 5/03/2027 (n)		6,365,000	5,556,422
Energuate Trust, 5.875%, 5/03/2027		19,650,000	17,153,762
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		22,025,000	18,532,055
Republic of Guatemala, 4.875%, 2/13/2028		4,270,000	3,924,943
Republic of Guatemala, 5.25%, 8/10/2029 (n)		6,167,000	5,675,718
Republic of Guatemala, 4.9%, 6/01/2030		12,121,000	11,001,119
Republic of Guatemala, 3.7%, 10/07/2033		8,756,000	6,630,128
Republic of Guatemala, 3.7%, 10/07/2033 (n)		13,364,000	10,119,350
Republic of Guatemala, 4.65%, 10/07/2041 (n)		10,706,000	7,869,254
Republic of Guatemala, 4.65%, 10/07/2041		9,700,000	7,129,812
Republic of Guatemala, 6.125%, 6/01/2050 (n)		9,752,000	8,368,015
Republic of Guatemala, 6.125%, 6/01/2050		43,728,000	37,522,207
			$194,027,297
Hungary – 1.1%
MOL PLC, 1.5%, 10/08/2027	EUR	5,874,000	$4,673,356
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag, 0.875%, 11/18/2027		18,800,000	13,097,454
Republic of Hungary, 5.25%, 6/16/2029 (n)		$25,084,000	23,062,230
Republic of Hungary, 5.5%, 6/16/2034 (n)		36,198,000	31,123,040
			$71,956,080
India – 5.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$14,783,000	$13,363,832
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		6,100,000	5,514,400
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		9,303,000	5,476,277
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		13,346,375	9,738,399
Adani Transmission Ltd., 4.25%, 5/21/2036		4,200,000	3,064,598
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		8,099,072	5,851,579
Azure Power Energy Ltd., 3.575%, 8/19/2026		12,558,028	9,073,175
Clean Renewable Power, 4.25%, 3/25/2027 (n)		13,379,550	10,308,943
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027		4,180,990	3,221,453
Cliffton Ltd., 6.25%, 10/25/2025 (n)		19,244,000	17,030,940
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		753,000	617,460
Delhi International Airport Ltd., 6.45%, 6/04/2029		3,400,000	2,788,000
Export-Import Bank of India, 3.25%, 1/15/2030		8,205,000	6,645,220
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		31,490,000	23,074,296
Export-Import Bank of India, 2.25%, 1/13/2031		9,640,000	7,063,710
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		4,600,000	4,398,980
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024		2,900,000	2,773,270
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		2,234,000	1,749,222
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		15,137,705	11,807,410
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		16,077,920	12,379,998
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		17,819,000	15,170,144
Indian Railway Finance Corp., 3.249%, 2/13/2030		5,800,000	4,616,843
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		30,311,000	22,642,118

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
Indian Railway Finance Corp., 2.8%, 2/10/2031		$14,793,000	$11,050,274
Indian Railway Finance Corp., 3.57%, 1/21/2032 (n)		10,016,000	7,794,451
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		17,682,000	13,152,107
JSW Infrastructure Ltd., 4.95%, 1/21/2029		5,029,000	3,740,637
JSW Steel Ltd., 5.05%, 4/05/2032 (n)		13,380,000	8,421,717
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		12,708,000	12,301,344
Muthoot Finance Ltd., 4.4%, 9/02/2023		9,200,000	8,905,600
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		8,724,000	7,102,906
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030		3,600,000	2,931,048
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		24,437,000	18,079,067
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		16,519,000	16,096,781
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		18,869,000	17,566,473
UPL Ltd., 4.625%, 6/16/2030		3,366,000	2,571,950
			$328,084,622
Indonesia – 5.7%
Bank Negara Indonesia, 3.75%, 3/30/2026		$24,512,000	$20,164,187
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		2,917,000	2,523,108
Listrindo Capital B.V., 4.95%, 9/14/2026		17,762,000	15,363,540
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		2,738,000	2,190,273
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		15,858,000	12,685,666
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		19,248,000	14,763,726
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		9,056,000	7,583,404
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		20,066,000	16,880,523
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		20,702,000	15,601,027
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		11,922,000	8,761,954
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		11,788,000	8,564,165
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		22,914,000	14,122,653
PT Pertamina (Persero) (Republic of Indonesia), 5.625%, 5/20/2043		7,385,000	6,092,625
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048		5,536,000	4,968,560
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060		3,363,000	2,076,647
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	4,260,449
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		3,100,000	2,078,922
Republic of Indonesia, 4.125%, 1/15/2025		10,221,000	9,996,136
Republic of Indonesia, 4.4%, 6/06/2027 (n)		17,475,000	16,671,564
Republic of Indonesia, 3.4%, 9/18/2029		8,543,000	7,516,690
Republic of Indonesia, 3.55%, 3/31/2032		13,622,000	11,622,904
Republic of Indonesia, 4.7%, 6/06/2032 (n)		9,254,000	8,646,313
Republic of Indonesia, 4.65%, 9/20/2032		30,568,000	28,264,416
Republic of Indonesia, 1.1%, 3/12/2033	EUR	14,750,000	9,546,853
Republic of Indonesia, 4.625%, 4/15/2043		$30,828,000	25,858,486
Republic of Indonesia, 5.125%, 1/15/2045		7,936,000	6,969,612
Republic of Indonesia, 4.35%, 1/11/2048		40,948,000	31,885,473
Republic of Indonesia, 5.45%, 9/20/2052		31,669,000	28,502,100
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		1,794,000	1,669,287
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)		2,730,000	2,028,973
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		9,811,491	8,681,761
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		8,480,157	7,503,721
			$364,045,718
Israel – 1.2%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$24,822,000	$20,291,985
Energean Israel Finance Ltd., 4.875%, 3/30/2026		18,200,000	16,334,500
Israel Electric Corp. Ltd., 3.75%, 2/22/2032 (n)		16,076,000	13,383,527
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		13,448,000	12,766,483

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Israel – continued
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	$19,705,000	$17,557,549
		$80,334,044
Jamaica – 0.1%
Government of Jamaica, 7.875%, 7/28/2045	$3,958,000	$4,218,543
Jordan – 1.2%
Hashemite Kingdom of Jordan, 7.75%, 1/15/2028 (n)	$18,753,000	$18,109,772
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)	22,274,000	18,432,626
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030	11,876,000	9,827,865
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047	39,661,000	29,646,598
		$76,016,861
Kazakhstan – 1.8%
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022	$25,475,000	$25,410,250
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	5,565,000	4,565,124
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047	7,638,000	5,250,606
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)	2,262,000	1,623,121
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	2,933,000	2,104,604
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	6,227,000	5,108,045
Republic of Kazakhstan, 6.5%, 7/21/2045	24,884,000	22,022,340
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	522,000	424,929
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	39,268,000	31,965,723
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	17,832,000	12,152,508
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	4,000,000	2,726,000
		$113,353,250
Kenya – 0.6%
Republic of Kenya, 7%, 5/22/2027	$12,441,000	$9,861,981
Republic of Kenya, 8%, 5/22/2032	31,300,000	21,792,625
Republic of Kenya, 8.25%, 2/28/2048	11,136,000	7,099,200
		$38,753,806
Kuwait – 0.4%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$2,698,000	$2,498,348
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)	3,800,000	3,130,250
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	3,691,000	3,555,466
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	20,697,000	17,567,200
		$26,751,264
Malaysia – 0.8%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$39,886,000	$30,091,833
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	20,797,000	12,492,656
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	353,000	313,586
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061	14,198,000	8,754,425
		$51,652,500
Mexico – 7.6%
Becle S.A.B. de C.V., 2.5%, 10/14/2031	$21,377,000	$16,019,282
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)	3,254,000	3,221,460
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027	1,600,000	1,584,000
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)	16,292,000	13,746,375
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)	19,371,000	13,801,838
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	17,123,000	13,613,312
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)	17,724,000	13,957,650
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	18,002,000	14,279,726

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026		$1,286,000	$1,020,094
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059		20,233,000	19,848,573
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		7,163,000	6,160,180
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		12,649,000	10,878,140
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		10,497,000	7,149,898
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		14,716,000	10,023,616
Petroleos Mexicanos, 6.49%, 1/23/2027		13,415,000	11,684,465
Petroleos Mexicanos, 8.75%, 6/02/2029		15,368,000	13,216,480
Petroleos Mexicanos, 6.84%, 1/23/2030		26,351,000	21,031,524
Petroleos Mexicanos, 5.95%, 1/28/2031		43,495,000	31,345,961
Petroleos Mexicanos, 6.7%, 2/16/2032		45,223,000	34,199,894
Petroleos Mexicanos, 6.5%, 6/02/2041		11,642,000	7,334,460
Petroleos Mexicanos, 6.75%, 9/21/2047		67,836,000	40,856,314
Petroleos Mexicanos, 7.69%, 1/23/2050		80,499,000	52,442,740
Petroleos Mexicanos, 6.95%, 1/28/2060		50,711,000	30,433,071
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		21,792,000	14,936,094
United Mexican States, 5.75%, 3/05/2026	MXN	188,400,000	8,383,762
United Mexican States, 7.75%, 5/29/2031		151,500,000	6,730,198
United Mexican States, 4.875%, 5/19/2033		$21,592,000	18,997,071
United Mexican States, 1.45%, 10/25/2033	EUR	10,204,000	6,830,566
United Mexican States, 3.5%, 2/12/2034		$19,520,000	14,892,876
United Mexican States, 4.5%, 1/31/2050		30,891,000	21,903,455
United Mexican States, 4.4%, 2/12/2052		13,566,000	9,256,375
			$489,779,450
Morocco – 1.0%
Kingdom of Morocco, 4.25%, 12/11/2022		$7,911,000	$7,884,910
Kingdom of Morocco, 3%, 12/15/2032		35,922,000	25,908,742
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044		12,863,000	10,127,992
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		1,559,000	1,227,516
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		17,682,000	10,822,445
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		16,764,000	10,260,574
			$66,232,179
Nigeria – 0.9%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		$14,582,000	$9,595,860
Federal Republic of Nigeria, 7.875%, 2/16/2032		24,373,000	15,659,653
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		24,438,000	14,723,895
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		336,000	196,560
Federal Republic of Nigeria, 7.696%, 2/23/2038		33,700,000	19,714,500
			$59,890,468
Oman – 3.3%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		$16,730,000	$14,631,054
Sultanate of Oman, 6%, 8/01/2029		15,129,000	14,359,902
Sultanate of Oman, 6.25%, 1/25/2031 (n)		4,293,000	4,089,082
Sultanate of Oman, 6.25%, 1/25/2031		13,543,000	12,899,707
Sultanate of Oman, 6.5%, 3/08/2047		31,435,000	25,861,386
Sultanate of Oman, 6.75%, 1/17/2048 (n)		200,000	167,750
Sultanate of Oman, 6.75%, 1/17/2048		94,721,000	79,447,239
Sultanate of Oman, 7%, 1/25/2051 (n)		16,643,000	14,178,971
Sultanate of Oman, 7%, 1/25/2051		58,240,000	49,617,452
			$215,252,543

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pakistan – 0.3%
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)		$13,555,000	$4,405,375
Islamic Republic of Pakistan, 6.875%, 12/05/2027		7,800,000	2,422,680
Islamic Republic of Pakistan, 7.375%, 4/08/2031		23,926,000	7,417,060
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		5,978,000	1,818,806
Islamic Republic of Pakistan, 8.875%, 4/08/2051		3,807,000	1,158,280
			$17,222,201
Panama – 1.6%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)		$12,963,000	$8,767,962
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061		4,861,000	3,287,901
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)		15,859,000	12,481,284
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		10,629,000	9,423,472
Autoridad del Canal de Panama, 4.95%, 7/29/2035		5,145,000	4,561,460
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)		6,440,000	5,200,300
Cable Onda S.A., 4.5%, 1/30/2030 (n)		6,390,000	5,227,020
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		7,021,000	5,139,636
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049		7,400,000	5,417,079
Panama Canal Railway Co., 7%, 11/01/2026		2,697,390	2,623,212
Panama Canal Railway Co., 7%, 11/01/2026 (n)		535,350	520,628
Republic of Panama, 3.362%, 6/30/2031 (n)		20,629,000	16,914,130
Republic of Panama, 3.298%, 1/19/2033		3,289,000	2,529,857
Republic of Panama, 4.5%, 1/19/2063		31,306,000	19,840,838
			$101,934,779
Paraguay – 1.8%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$14,252,000	$12,219,522
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025		2,000,000	1,714,780
Republic of Paraguay, 3.849%, 6/28/2033 (n)		17,756,000	14,366,394
Republic of Paraguay, 6.1%, 8/11/2044		7,824,000	6,764,952
Republic of Paraguay, 5.6%, 3/13/2048 (n)		4,788,000	3,731,164
Republic of Paraguay, 5.6%, 3/13/2048		47,244,000	36,816,026
Republic of Paraguay, 5.4%, 3/30/2050 (n)		2,056,000	1,576,375
Republic of Paraguay, 5.4%, 3/30/2050		38,713,000	29,681,998
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		3,483,000	3,127,183
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		9,397,000	8,437,020
			$118,435,414
Peru – 1.3%
Consorcio Transmantaro S.A. (Republic of Peru), 5.2%, 4/11/2038 (n)		$9,036,000	$7,770,960
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		12,928,000	12,805,184
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		482,747	498,436
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		29,387	30,342
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		10,801,000	9,623,020
Inkia Energy Ltd., 5.875%, 11/09/2027		1,730,000	1,541,323
Minsur S.A., 4.5%, 10/28/2031 (n)		5,708,000	4,599,963
Peru LNG, 5.375%, 3/22/2030		17,905,000	14,078,701
Republic of Peru, 2.783%, 1/23/2031		22,109,000	17,436,033
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		22,885,000	18,318,119
			$86,702,081
Philippines – 0.9%
ICTSI Treasury B.V., 3.5%, 11/16/2031		$19,670,000	$15,049,753
Republic of Philippines, 3.556%, 9/29/2032		10,254,000	8,770,024
Republic of Philippines, 5.609%, 4/13/2033		11,598,000	11,599,857
Republic of Philippines, 1.2%, 4/28/2033	EUR	9,955,000	6,735,112
Republic of Philippines, 1.75%, 4/28/2041		17,248,000	9,840,270

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Philippines – continued
Republic of Philippines, 4.2%, 3/29/2047		$10,373,000	$8,056,994
			$60,052,010
Poland – 0.6%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$11,099,000	$9,631,879
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		800,000	694,252
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		15,969,000	12,675,394
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	16,571,000	12,296,953
Synthos S.A., 2.5%, 6/07/2028		600,000	445,246
			$35,743,724
Qatar – 2.1%
ABQ Finance Ltd., 2%, 7/06/2026		$19,356,000	$16,767,135
CBQ Finance Ltd. Co., 2%, 5/12/2026		13,000,000	11,390,208
Commercial Bank P.S.Q.C., 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		6,137,000	5,457,511
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)		20,025,000	16,475,569
Qatar Petroleum, 2.25%, 7/12/2031 (n)		7,030,000	5,641,575
Qatar Petroleum, 3.125%, 7/12/2041		12,637,000	8,957,106
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		15,578,000	13,936,079
State of Qatar, 4.625%, 6/02/2046		4,000,000	3,525,000
State of Qatar, 5.103%, 4/23/2048 (n)		13,659,000	12,702,870
State of Qatar, 5.103%, 4/23/2048		7,818,000	7,270,740
State of Qatar, 4.817%, 3/14/2049 (n)		18,861,000	16,787,195
State of Qatar, 4.817%, 3/14/2049		21,800,000	19,403,046
			$138,314,034
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$17,038,000	$11,839,365
Aragvi Finance International DAC, 8.45%, 4/29/2026		1,800,000	1,250,784
			$13,090,149
Romania – 0.9%
Republic of Romania, 5.25%, 11/25/2027 (n)		$21,034,000	$19,293,058
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	12,620,000	8,449,584
Republic of Romania, 2%, 1/28/2032		4,981,000	3,154,996
Republic of Romania, 2%, 1/28/2032 (n)		7,736,000	4,900,030
Republic of Romania, 2%, 4/14/2033		5,559,000	3,343,454
Republic of Romania, 6%, 5/25/2034 (n)		$12,038,000	10,143,700
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	6,679,000	3,440,191
Republic of Romania, 2.625%, 12/02/2040		3,600,000	1,854,273
Republic of Romania, 2.75%, 4/14/2041 (n)		11,765,000	6,099,118
			$60,678,404
Russia – 0.3%
Gazprom PJSC (Russian Federation), 4.95%, 2/06/2028		$3,702,000	$1,962,060
Gazprom PJSC (Russian Federation), 1.85%, 11/17/2028 (n)	EUR	16,371,000	8,493,784
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030 (n)		$7,452,000	3,949,560
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030		2,200,000	1,166,000
Russian Federation, 4.25%, 6/23/2027 (a)(z)		400,000	180,000
Russian Federation, 5.1%, 3/28/2035 (a)(z)		13,400,000	5,896,000
			$21,647,404
Saudi Arabia – 3.3%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$20,538,000	$17,555,061
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		8,675,000	8,593,108
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		26,731,000	24,592,520

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Saudi Arabia – continued
Kingdom of Saudi Arabia, 5.5%, 10/25/2032 (n)		$25,613,000	$25,933,162
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		46,429,000	37,312,202
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		10,284,000	9,090,850
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		5,300,000	4,685,094
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		21,035,000	13,527,440
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		8,412,000	6,876,810
Saudi Arabian Oil Co., 3.5%, 4/16/2029		10,881,000	9,656,888
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		12,937,000	10,202,558
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		3,926,000	3,221,283
Saudi Arabian Oil Co., 3.5%, 11/24/2070		19,081,000	11,592,471
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		37,693,000	29,988,551
			$212,827,998
Senegal – 0.2%
Republic of Senegal, 6.25%, 5/23/2033		$11,333,000	$8,483,702
Republic of Senegal, 6.75%, 3/13/2048		6,642,000	4,214,349
			$12,698,051
Serbia – 0.2%
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	4,127,000	$3,466,747
Republic of Serbia, 3.125%, 5/15/2027		1,522,000	1,278,505
Republic of Serbia, 1.5%, 6/26/2029		7,566,000	5,223,799
Republic of Serbia, 2.05%, 9/23/2036 (n)		3,560,000	1,931,475
Republic of Serbia, 2.05%, 9/23/2036		6,144,000	3,333,421
			$15,233,947
Singapore – 1.1%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$8,996,000	$7,921,158
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		2,040,000	1,796,261
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		10,330,000	9,599,005
Puma International Financing S.A., 5%, 1/24/2026		17,156,000	15,225,950
Puma International Financing S.A., 5%, 1/24/2026 (n)		8,460,000	7,508,250
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		20,069,000	17,000,470
United Overseas Bank Ltd., 3.863%, 10/07/2032 (n)		11,168,000	9,904,119
			$68,955,213
Slovenia – 0.2%
United Group B.V., 3.125%, 2/15/2026	EUR	6,062,000	$4,650,335
United Group B.V., 3.625%, 2/15/2028		6,638,000	4,723,201
United Group B.V., 4.625%, 8/15/2028 (n)		5,209,000	3,701,263
			$13,074,799
South Africa – 2.3%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$29,134,000	$27,205,329
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		11,192,000	10,038,329
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		16,774,000	15,044,936
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)		9,100,928	9,100,928
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026		800,534	800,534
Republic of South Africa, 5.875%, 4/20/2032		10,066,000	8,599,585
Republic of South Africa, 5.75%, 9/30/2049		44,785,000	29,705,890
Republic of South Africa, 7.3%, 4/20/2052		36,587,000	28,629,327
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		24,924,000	18,667,340
			$147,792,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
South Korea – 0.5%
Export–Import Bank of Korea, 4.5%, 9/15/2032	$16,894,000	$15,431,117
Korea Development Bank, 4.25%, 9/08/2032	14,901,000	13,427,720
		$28,858,837
Sri Lanka – 0.1%
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(n)	$3,554,000	$786,576
Republic of Sri Lanka, 7.85%, 3/14/2029	12,814,000	2,836,012
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(n)	3,761,000	830,692
Republic of Sri Lanka, 7.55%, 3/28/2030	16,812,000	3,713,263
		$8,166,543
Supranational – 0.1%
West African Development Bank, 4.7%, 10/22/2031	$1,621,000	$1,222,493
West African Development Bank, 4.7%, 10/22/2031 (n)	5,492,000	4,141,847
		$5,364,340
Thailand – 0.6%
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	$12,626,000	$9,373,310
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)	27,357,000	19,055,720
GC Treasury Center Co. Ltd. (Kingdom of Thailand), 5.2%, 3/30/2052 (n)	7,791,000	5,423,559
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	7,726,000	3,967,130
		$37,819,719
Trinidad & Tobago – 0.3%
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	$452,000	$412,505
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	22,185,000	18,628,531
		$19,041,036
Turkey – 2.1%
Republic of Turkey, 5.6%, 11/14/2024	$6,079,000	$5,805,445
Republic of Turkey, 4.25%, 3/13/2025	21,896,000	19,810,888
Republic of Turkey, 4.75%, 1/26/2026	13,911,000	12,174,629
Republic of Turkey, 4.875%, 10/09/2026	29,076,000	24,704,133
Republic of Turkey, 5.125%, 2/17/2028	8,983,000	7,247,772
Republic of Turkey, 6.125%, 10/24/2028	17,215,000	14,330,799
Republic of Turkey, 5.25%, 3/13/2030	19,382,000	14,466,764
Republic of Turkey, 5.95%, 1/15/2031	9,241,000	7,067,147
Republic of Turkey, 5.875%, 6/26/2031	11,899,000	8,957,567
Republic of Turkey, 6.5%, 9/20/2033	11,655,000	8,758,732
Republic of Turkey, 6.625%, 2/17/2045	4,856,000	3,292,951
Republic of Turkey, 5.75%, 5/11/2047	15,348,000	9,431,407
		$136,048,234
Ukraine – 0.7%
Government of Ukraine, 7.75%, 9/01/2029 (a)	$6,110,000	$1,068,486
Government of Ukraine, 6.876%, 5/21/2031 (a)(n)	14,857,000	2,152,408
Government of Ukraine, 6.876%, 5/21/2031 (a)	14,307,000	2,072,727
Government of Ukraine, 7.375%, 9/25/2034 (a)	51,667,000	7,743,592
Government of Ukraine, 7.253%, 3/15/2035 (a)(n)	26,420,000	3,943,185
Government of Ukraine, 7.253%, 3/15/2035 (a)	25,059,000	3,740,056
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2041 (a)	29,526,000	7,322,448
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)(n)	1,969,000	278,490
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)	7,385,000	1,044,516
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)	12,598,000	2,061,348
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	700,000	493,631
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	10,523,250	5,355,676

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ukraine – continued
Ukrainian Railways, 8.25%, 7/09/2024		$20,234,000	$3,642,120
Ukrainian Railways, 7.875%, 7/15/2026		11,762,000	2,376,659
			$43,295,342
United Arab Emirates – 3.4%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$26,888,000	$23,040,327
Abu Dhabi Ports Co. PJSC, 2.5%, 5/06/2031		6,045,000	4,766,483
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		10,033,000	8,441,867
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		2,100,000	1,766,961
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)		16,341,000	14,829,457
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070		23,596,000	22,853,387
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		9,349,000	8,494,688
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		3,800,000	3,452,756
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)		9,092,664	8,242,468
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027		1,705,179	1,545,739
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)		8,114,000	6,162,394
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036		9,094,000	6,906,681
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)		21,513,024	16,123,215
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040		3,769,467	2,825,076
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)		2,291,000	1,619,285
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040		8,000,000	5,654,422
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		3,203,000	3,026,835
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026		14,442,000	13,647,690
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		12,029,000	9,532,982
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)		20,002,000	19,867,587
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		14,872,000	12,432,992
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)		13,994,329	10,642,687
United Arab Emirates, 4.951%, 7/07/2052 (n)		17,161,000	15,573,607
			$221,449,586
United Kingdom – 0.0%
SCC Power PLC, 8%, 12/31/2028 (n)		$6,720,354	$2,486,531
SCC Power PLC, 4%, 5/17/2032 (n)		3,640,192	287,575
			$2,774,106
United States – 2.0%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$7,789,000	$6,340,754
Hyundai Capital America, 1.8%, 1/10/2028 (n)		9,886,000	7,761,566
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		17,213,000	13,340,075
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033 (n)		14,792,000	13,329,663
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		24,936,000	22,639,160
U.S. Treasury Bonds, 2.5%, 2/15/2046		87,707,600	62,724,638
			$126,135,856
Uruguay – 1.0%
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$22,454,000	$22,859,277
Oriental Republic of Uruguay, 5.1%, 6/18/2050		4,424,000	3,951,603
Oriental Republic of Uruguay, 4.975%, 4/20/2055		41,938,000	36,337,848
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	133,595,717	3,286,569
			$66,435,297
Uzbekistan – 1.2%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$16,052,000	$13,759,774
National Bank of Uzbekistan, 4.85%, 10/21/2025		18,246,000	15,942,443
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		10,036,000	7,225,980
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		10,263,000	7,295,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – continued
Republic of Uzbekistan, 3.9%, 10/19/2031	$7,694,000	$5,469,588
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	17,185,000	15,251,688
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	17,146,000	12,928,255
		$77,873,592
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$580,980
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	1,143,545
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	2,427,880
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	8,435,000	569,362
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	68,785,500	4,986,949
		$9,708,716
Vietnam – 0.9%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$16,730,000	$11,591,379
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	6,800,000	4,711,379
Socialist Republic of Vietnam, 4.8%, 11/19/2024	44,184,000	42,527,098
		$58,829,856
Zambia – 0.3%
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	$10,347,000	$9,620,925
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)	21,625,000	8,513,763
		$18,134,688
Total Bonds		$5,865,842,526
Common Stocks – 0.1%
Mexico – 0.0%
ICA Tenedora, S.A. de C.V. (u)	2,525,968	$2,167,339
United Kingdom – 0.1%
Petra Diamonds Ltd. (a)	3,038,227	$3,972,030
Total Common Stocks		$6,139,369
Investment Companies (h) – 7.7%
Money Market Funds – 7.7%
MFS Institutional Money Market Portfolio, 3.02% (v)	493,468,063	$493,468,063

Other Assets, Less Liabilities – 1.2%		79,825,971
Net Assets – 100.0%		$6,445,275,929
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $493,468,063 and $5,871,981,895, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,155,541,070, representing 33.4% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Antofagasta PLC, 5.625%, 5/13/2032	05/10/22	$14,391,196	$13,468,006
Russian Federation, 4.25%, 6/23/2027	06/21/17	399,897	180,000
Russian Federation, 5.1%, 3/28/2035	03/21/19	13,400,000	5,896,000
Total Restricted Securities			$19,544,006
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
UYU	Uruguayan Peso
Derivative Contracts at 10/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	56,399,479	USD	10,728,453	Banco Santander S.A	11/03/2022	$190,040
BRL	178,109,525	USD	33,883,939	JPMorgan Chase Bank N.A.	11/03/2022	596,659
CLP	12,478,040,568	USD	13,072,171	Citibank N.A.	11/08/2022	145,743
EUR	162,458	USD	161,284	JPMorgan Chase Bank N.A.	1/20/2023	337
EUR	241,175	USD	236,535	Morgan Stanley Capital Services, Inc.	1/20/2023	3,397
MXN	187,691,195	USD	9,177,919	HSBC Bank	1/20/2023	161,983
USD	7,669,029	CLP	7,202,751,629	JPMorgan Chase Bank N.A.	11/08/2022	39,197
						$1,137,356
Liability Derivatives
BRL	60,761,209	USD	11,783,644	JPMorgan Chase Bank N.A.	11/03/2022	$(20,754)
EUR	9,536,544	USD	9,602,779	HSBC Bank	1/20/2023	(115,363)
EUR	9,573,242	USD	9,713,926	JPMorgan Chase Bank N.A.	1/20/2023	(190,001)
EUR	332,426	USD	332,819	State Street Bank Corp.	1/20/2023	(2,106)
IDR	10,810,193,057	USD	722,945	Barclays Bank PLC	11/09/2022	(29,944)
USD	10,752,281	BRL	56,399,479	Banco Santander S.A	11/03/2022	(166,212)
USD	10,129,118	BRL	54,772,191	JPMorgan Chase Bank N.A.	2/02/2023	(270,733)
USD	45,364,396	BRL	238,870,735	JPMorgan Chase Bank N.A.	11/03/2022	(879,092)
USD	1,289,419	CLP	1,221,079,864	Citibank N.A.	11/08/2022	(4,064)
USD	2,892,123	CLP	2,747,429,694	Morgan Stanley Capital Services, Inc.	11/08/2022	(18,212)
USD	330,840,902	EUR	335,844,992	Morgan Stanley Capital Services, Inc.	1/20/2023	(3,273,977)
						$(4,970,458)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	750	$102,609,998	December – 2022	$5,401,687
EURO-OAT 10 yr	Short	EUR	63	8,273,076	December – 2022	393,979
						$5,795,666
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	265	$31,932,500	December – 2022	$(4,094,361)
U.S. Treasury Note 10 yr	Long	USD	914	101,082,688	December – 2022	(6,108,144)
U.S. Treasury Ultra Bond	Long	USD	361	46,083,906	December – 2022	(7,269,103)
U.S. Treasury Ultra Note 10 yr	Long	USD	400	46,393,750	December – 2022	(3,791,934)
						$(21,263,542)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$47,884	$(278,454)	$(230,570)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Republic of Korea, 2.75%, 1/19/2027.
At October 31, 2022, the fund had cash collateral of $11,150,000 and other liquid securities with an aggregate value of $12,405,409 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$3,972,030	$—	$—	$3,972,030
Mexico	—	—	2,167,339	2,167,339
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	85,363,799	—	85,363,799
Non - U.S. Sovereign Debt	—	4,069,414,523	—	4,069,414,523
U.S. Corporate Bonds	—	40,772,057	—	40,772,057
Foreign Bonds	—	1,670,292,147	—	1,670,292,147
Mutual Funds	493,468,063	—	—	493,468,063
Total	$497,440,093	$5,865,842,526	$2,167,339	$6,365,449,958
Other Financial Instruments
Futures Contracts – Assets	$5,795,666	$—	$—	$5,795,666
Futures Contracts – Liabilities	(21,263,542)	—	—	(21,263,542)
Forward Foreign Currency Exchange Contracts – Assets	—	1,137,356	—	1,137,356
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,970,458)	—	(4,970,458)
Swap Agreements – Liabilities	—	(230,570)	—	(230,570)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/22	$2,106,470
Change in unrealized appreciation or depreciation	60,868
Balance as of 10/31/22	$2,167,339
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2022 is $60,868. At October 31, 2022, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$570,154,423	$369,224,734	$445,913,748	$(2,122)	$4,776	$493,468,063
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,291,220	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2022, are as follows:
United States	11.4%
Mexico	7.8%
Indonesia	5.7%
India	4.9%
Chile	4.0%
Dominican Republic	3.8%
United Arab Emirates	3.5%
Oman	3.4%
Saudi Arabia	3.3%
Other Countries	52.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.